LEASES - (Future Minimum Rental Income) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Future Minimum Rental Income
Remainder of 2020	$ 116,310
Year One	211,459	$ 232,207	$ 352,699
Year Two	199,520	219,740	343,991
Year Three	181,794	206,813	327,661
Year four	162,980	186,798	311,858
Year Five		162,585	284,510
After year four	1,087,429
After year Five		1,051,702	1,718,650
Total	1,959,492	$ 2,059,845	$ 3,339,369
Rent deferral request granted	$ 1,200